Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		$ 66,340
Lessee, Operating Lease, Liability, Payments, Due Year Two		32,854
Lessee, Operating Lease, Liability, Payments, Due Year Three		18,815
Lessee, Operating Lease, Liability, Payments, Due Year Four		11,147
Lessee, Operating Lease, Liability, Payments, Due Year Five		6,265
Lessee, Operating Lease, Liability, Payments, Due after Year Five		6,638
Lessee, Operating Lease, Liability, Payments, Due		142,059
Operating Lease, Liability, Current		35,882	$ 16,585
Operating Lease, Liability, Noncurrent		$ 40,432	$ 26,858
Teekay Tankers
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel		10	7
Teekay Tankers | LR2 and Aframax Tankers
Operating Leased Assets [Line Items]
Operating Lease, Liability			$ 8,900
Number Of Vessels Chartered In | vessel	2	3	1
Lessee, Operating Lease, Term of Contract		24 months	24 months
Teekay Tankers | LR2 and Aframax Tankers 1
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		36 months
Teekay Tankers | LR2 and Aframax Tankers 2
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		84 months
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		$ 39,627
Lessee, Operating Lease, Liability, Payments, Due Year Two		20,484
Lessee, Operating Lease, Liability, Payments, Due Year Three		11,415
Lessee, Operating Lease, Liability, Payments, Due Year Four		6,214
Lessee, Operating Lease, Liability, Payments, Due Year Five		3,015
Lessee, Operating Lease, Liability, Payments, Due after Year Five		3,195
Lessee, Operating Lease, Liability, Payments, Due		83,950
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		7,636
Operating Lease, Liability		76,314
Operating Lease, Liability, Current		35,882
Operating Lease, Liability, Noncurrent		40,432
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		26,713
Lessee, Operating Lease, Liability, Payments, Due Year Two		12,370
Lessee, Operating Lease, Liability, Payments, Due Year Three		7,400
Lessee, Operating Lease, Liability, Payments, Due Year Four		4,933
Lessee, Operating Lease, Liability, Payments, Due Year Five		3,250
Lessee, Operating Lease, Liability, Payments, Due after Year Five		3,443
Lessee, Operating Lease, Liability, Payments, Due		58,109
Total Long-term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		66,300	$ 53,900
Lessee, Operating Lease, Liability, Payments, Due Year Two		32,900	36,000
Lessee, Operating Lease, Liability, Payments, Due Year Three		18,800	30,000
Lessee, Operating Lease, Liability, Payments, Due Year Four		11,200	18,800
Lessee, Operating Lease, Liability, Payments, Due Year Five		$ 6,300	$ 11,200